Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,453,708.00
Total Fee Amount	891.26
Total Offset Amount	0.00
Net Fee	$ 891.26
Offering Table N/A
Offset Table N/A	N/A